Financial Instruments - Summary of aging of Trade and Finance Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Trade receivables	$ 1,915.3	₨ 157,379.7	₨ 124,421.2
Finance receivables	3,752.5	308,337.3	332,312.1
Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(99.9)	(8,212.5)	(8,515.7)
Finance receivables	(232.2)	(19,077.1)	(18,074.3)
Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,724.8	141,732.8	102,445.8
Finance receivables	3,545.0	291,289.7	318,963.4
Not due [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(14.7)	(1,210.7)	(509.5)
Finance receivables	(136.0)	(11,171.6)	(12,223.3)
Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	53.6	4,401.0	13,153.0
Finance receivables	57.5	4,722.4	5,302.2
Overdue up to 3 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(0.1)	(9.0)	(347.4)
Finance receivables	(2.3)	(187.8)	(160.8)
Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	36.4	2,990.9	1,905.3
Overdue 3-6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(2.6)	(213.6)	(161.9)
Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	100.5	8,255.0	6,917.1
Overdue more than 6 months [Member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	(82.5)	(6,779.2)	(7,496.9)
Overdue more than 6 months [Member] | Trade receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables overdue more than six months, considered recoverable		5,741.0	5,144.8
Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	150.0	12,325.2	8,046.5
Later than three months [member] | Allowance for credit losses [Member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	(93.9)	(7,717.7)	(5,690.2)
Cost [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	2,015.2	165,592.2	132,936.9
Finance receivables	3,984.7	327,414.4	350,386.4
Cost [Member] | Not due [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	1,739.5	142,943.5	102,955.3
Finance receivables	3,681.0	302,461.3	331,186.7
Cost [Member] | Overdue up to 3 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	53.7	4,410.0	13,500.4
Finance receivables	59.8	4,910.2	5,463.0
Cost [Member] | Overdue 3-6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	39.0	3,204.5	2,067.2
Cost [Member] | Overdue more than 6 months [Member]
Disclosure of detailed information about financial instruments [line items]
Trade receivables	183.0	15,034.2	14,414.0
Cost [Member] | Later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Finance receivables	$ 243.9	₨ 20,042.9	₨ 13,736.7